Analysis of performance by segment - Profit after tax (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Group assets and liabilities
Profit (loss) for the year		$ 2,415	$ 1,712	$ (997)
Profit (loss) before tax	[1]	3,239	2,272	(519)
Mainland China joint venture
Group assets and liabilities
Profit (loss) for the year		282	(733)	(550)
Share of post-tax result		141	(366)	(275)
Operating segments
Group assets and liabilities
Profit (loss) for the year		2,820	2,353	(260)
Operating segments | Mainland China
Group assets and liabilities
Profit (loss) before tax		159	(577)	(345)
Operating segments | Hong Kong
Group assets and liabilities
Profit (loss) for the year		851	976	(742)
Operating segments | Indonesia
Group assets and liabilities
Profit (loss) for the year		181	156	108
Operating segments | Malaysia
Group assets and liabilities
Profit (loss) for the year		296	257	178
Operating segments | Singapore
Group assets and liabilities
Profit (loss) for the year		566	512	(7)
Operating segments | Growth markets and other
Group assets and liabilities
Profit (loss) for the year		503	775	314
Operating segments | Eastspring
Group assets and liabilities
Profit (loss) for the year		264	254	234
Unallocated to a segment
Group assets and liabilities
Profit (loss) for the year		$ (405)	$ (641)	$ (737)

[1]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those taxes on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge under IAS 12. Consequently, the profit before tax measure is not representative of pre-tax profit attributable to shareholders.